Stock Option and Incentive Plan	12 Months Ended
Sep. 30, 2022
Disclosure of Stock Option and Incentive Plan [Abstract]
Stock Option and Incentive Plan
Note 18 — Stock Option and Incentive Plan
In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan, or Equity Incentive Plan, which provides for the grant of restricted stock awards, restricted stock units and stock options and other equity-based awards to employees, officers, directors, and consultants. Since its adoption, the Equity Incentive Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Equity Incentive Plan. In January 2020, the maximum number of ordinary shares authorized to be granted under the Equity Incentive Plan was increased from 67,550 to 70,550. Awards granted under the Equity Incentive Plan generally vest over a period of three to four years subject to service based conditions or a combination of service and performance-based
 conditions and stock options have a term of ten years. Also, in accordance with the Equity Incentive Plan, options were
 issued at or above the market price at the time of the grant.
The following table summarizes information about options to purchase the Company
’
s ordinary shares, as well as changes during the fiscal year ended September 30, 2022:

	Number of Share Options	Weighted Average Exercise Price

Outstanding as of October 1, 2021	3,988	$61.00
Granted	—	—
Exercised	(1,431)	57.93
Forfeited	(116)	64.15

Outstanding as of September 30, 2022(1)	2,441	$62.66

Exercisable as of September 30, 2022(1)	1,598	$61.17

(1)	As of September 30, 202 2 , the weighted average remaining contractual life of outstanding and exercisable options was 5.85 and 5.31 years, respectively.
The following tables summarize information relating to awards of restricted stock and restricted stock units, as well as changes during the fiscal year ended September 30, 2022:
Restricted stock:

	Number of Shares	Weighted Average Grant Date Fair Value

Outstanding as of October 1, 2021	1,366	$66.57
Granted	1,080	73.71
Vested	(539)	65.86
Forfeited	(133)	70.59

Outstanding as of September 30, 2022	1,774	$70.83

Restricted stock units:

	Number of Stock Units	Weighted Average Grant Date Fair Value

Outstanding as of October 1, 2021	221	$69.35
Granted	325	72.31
Vested	(77)	68.83
Forfeited	(24)	71.26

Outstanding as of September 30, 2022	445	$71.50

The total intrinsic value of options exercised during fiscal years 2022, 2021 and 2020 was $33,096, $27,023 and $31,220, respectively.
The value of restricted s
tock
 vested during fiscal years 2022, 2021 and 2020 was $40,615, $25,400
 and
$25,520, respectively.
The value of restricted stock units vested during fiscal years 2022, 2021 and 2020 was $5,891, $3,282
 and
$3,207
,
respectively.
The
aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2022 was $40,985 and $29,208, respectively.
Employee equity-based compensation
pre-tax
expense for the years ended September 30, 2022, 2021 and 2020 was as follows:

	Year Ended September 30,
	2022	2021	2020

Cost of revenue	$32,096	$22,691	$20,005
Research and development	5,631	4,021	3,058
Selling, general and administrative	34,080	27,537	19,371

Total	$71,807	$54,249	$42,434

As of

September
30
,
2022
, there was $
65,513
of unrecognized compensation expense related to unvested stock options, unvested restricted stock awards and unvested restricted stock units which is expected to be recognized over a weighted average period of approximately one year
, based on the vesting periods of the
grants.

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30*,
	2021	2020
Risk-free interest rate(1)	0.30%	1.41%
Expected life of stock options(2)	4.50	4.50
Expected volatility(3)	21.3%	17.3%
Expected dividend yield(4)	2.22%	1.75%
Fair value per option	$7.82	$8.85

*	There were no options grants during fiscal year 2022.
(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.